Acquisitions - Fair Values of Assets and Liabilities of GE Japan at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2016	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Assets:
Loans and advances		¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
All other assets		4,079,814	3,958,897	4,043,908
Total assets		195,503,623	191,927,385	192,175,566
Liabilities:
Borrowings		12,167,858	10,652,481	10,652,481
All other liabilities		6,131,739	6,799,291	6,882,740
Total liabilities		183,730,177	¥ 179,564,245	179,679,767
Goodwill		¥ 215,808		¥ 273,725	¥ 426,455
GE Japan GK [member]
Assets:
Loans and advances	¥ 470,538
All other assets	203,069
Total assets	673,607
Liabilities:
Borrowings	436,537
All other liabilities	58,134
Total liabilities	494,671
Net assets	178,936
Non-controlling interests measured at their proportionate share of the identifiable net assets	(394)
Net assets acquired	178,542
Goodwill	2,417
Total consideration	180,959
Consideration:
Cash	180,959
Total consideration	180,959
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 752